Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
The following are the contractual maturities of financial obligations as at December 31, 2025:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years
Accounts payable and accrued liabilities (note 11)	$17,933	$17,933	$17,933	$—	$—
Term loan facilities (note 12)	2,924	3,194	3,194	—	—
Operating lease obligations	1,785	2,093	493	945	655
	$22,642	$23,220	$21,620	$945	$655